                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Management, LLC
Address: 600 Third Avenue, 17th Floor
         New York, New York 10016


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter M. Schenker
Title:   Principal

Phone:   (212) 984-6228

Signature, Place, and Date of Signing:

    /s/ Walter M. Schenker   New York, New York     2/10/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     140,309
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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


Holdings of US Listed equities held as at 30th June 1999
                                                                                                             VOTING DISCRETION
                                                                                                   OTHER
NAME OF ISSUER           TITLE OF      CUSIP      MARKET   SHARES     SH/PRN    PUT    INVESTMENT  MANAGERS  SOLE     SHARED NONE
                         CLASS                    VALUE    PRN AMT              /CALL  DISCRETION
                                                  *1000
--------------           --------      -------    ------   --------   -------   ------ ----------  --------  ----     -----  ----

ADAC LABORATORIES NEW    COMMON STOCK  005313200     220     20500    SH               SOLE                  20500
AMERICAN TOWER CORP      COMMON STOCK  029912201    3475    113700    SH               SOLE                   6000    107700
AMERICAN TOWER CORP      COMMON STOCK  029912201     883     28900    SH               SHARED                          28900
AMES DEPARTMENT STORES
   INC NEW               COMMON STOCK  030789507     231      8000    SH               SOLE                   8000
ARGOSY GAMING CORP       COMMON STOCK  040228108     156     10000    SH               SOLE                  10000
CBS CORP                 COMMON STOCK  12490K107    4515     70620    SH               SOLE                            70620
CBS CORP                 COMMON STOCK  12490K107    1170     18300    SH               SHARED                          18300
CENTRAL EUROPEAN DISTR
   CORP                  COMMON STOCK  153435102     253     50500    SH               SOLE                   2500     48000
CENTRAL EUROPEAN DISTR
   CORP                  COMMON STOCK  153435102     127     25400    SH               SHARED                          25400
CORNERSTONE PROPERTIES
  INC                    COMMON STOCK  21922H103     250     17100    SH               SOLE                            17100
CRANE CO                 COMMON STOCK  224399105    2509    126222    SH               SOLE                   4000    122222
CRANE CO                 COMMON STOCK  224399105     689     34678    SH               SHARED                          34678
DATATEC SYSTEMS INC      COMMON STOCK  238128102     200     35500    SH               SOLE                  35500
DISC GRAPHICS INC        COMMON STOCK  254590102      61     20000    SH               SHARED                          20000
DUN & BRADSTREET CORP
  DEL                    COMMON STOCK  26483B106    2473     83842    SH               SOLE                   9500     74342
DUN & BRADSTREET CORP
  DEL                    COMMON STOCK  26483B106     577     19558    SH               SHARED                          19558
ENTERTAINMENT PROPERTIES
  TRUST                  COMMON STOCK  29380T105    2529    191796    SH               SOLE                   7000    184796
ENTERTAINMENT PROPERTIES
  TRUST                  COMMON STOCK  29380T105     702     53204    SH               SHARED                          53204
FLANDERS CORP            COMMON STOCK  338494107     125     50000    SH               SOLE                  50000
FLOWERS INDUSTRIES INC   COMMON STOCK  343496105    1133     71100    SH               SOLE                            71100
FLOWERS INDUSTRIES INC   COMMON STOCK  343496105     309     19400    SH               SHARED                          19400
***GULF CANADA RESOURCES
   LTD                   COMMON STOCK  40218L305     219     64968    SH               SOLE                            64968
HOLLINGER INTERNATIONAL
  INC                    COMMON STOCK  435569108    3943    304800    SH               SOLE                  12800    292000
HOLLINGER INTERNATIONAL
  INC                    COMMON STOCK  435569108    1051     81200    SH               SHARED                          81200
HUTTIG BUILDING PRODUCTS
  INC                    COMMON STOCK  448451104     148     30000    SH               SOLE                  30000
LASER MORTGAGE
  MANAGEMENT INC         COMMON STOCK  51806D100     152     37300    SH               SOLE                  37300


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

MBIA INC                 COMMON STOCK  55262C100    7061    133700    SH               SOLE                   7000    126700
MBIA INC                 COMMON STOCK  55262C100    1811     34300    SH               SHARED                          34300
MSC INDUSTRIAL DIRECT
   CO INC                COMMON STOCK  553530106     133     10000    SH               SOLE                  10000
MARTIN MARIETTA
  MATERIALS INC          COMMON STOCK  573284106    5866    143076    SH               SOLE                   4500    138576
MARTIN MARIETTA
  MATERIALS INC          COMMON STOCK  573284106    1563     38124    SH               SHARED                          38124
MEDIAONE GROUP INC       COMMON STOCK  58440J104    5966     77668    SH               SOLE                            77668
MEDIAONE GROUP INC       COMMON STOCK  58440J104    1769     23032    SH               SHARED                          23032
METROMEDIA INTERNATIONAL
  GROUP                  CONVERTIBLE   591695200    1724     57472    SH               SOLE                  10200     47272
                         PREFERRED
METROMEDIA INTERNATIONAL
  GROUP                  CONVERTIBLE   591695200     307     10228    SH               SHARED                          10228
                         PREFERRED
MIDCOAST ENERGY
  RESOURCES INC          COMMON STOCK  59563W104    1541     91974    SH               SOLE                            91974
MIDCOAST ENERGY
  RESOURCES INC          COMMON STOCK  59563W104     614     36650    SH               SHARED                        36649.5
MULTIGRAPHICS INC        COMMON STOCK  625440102      34     30120    SH               SOLE                  30120
NTL INC                  COMMON STOCK  629407107   12047     96570    SH               SOLE                   3571 92999.005
NTL INC                  COMMON STOCK  629407107    3181     25497    SH               SHARED                      25497.026
NOBLE DRILLING CORP      COMMON STOCK  655042109    3742    114266    SH               SOLE                           114266
NOBLE DRILLING CORP      COMMON STOCK  655042109     954     29134    SH               SHARED                          29134
OPTA FOOD INGREDIENTS
  INC                    COMMON STOCK  68381N105      50     16000    SH               SOLE                  16000
PAYLESS SHOESOURCE INC   COMMON STOCK  704379106    2322     49400    SH               SOLE                   6000     43400
PAYLESS SHOESOURCE INC   COMMON STOCK  704379106     583     12400    SH               SHARED                          12400
***PRECISION DRILLING
  CORP                   COMMON STOCK  74022D100    4387    170800    SH               SOLE                  14000    156800
***PRECISION DRILLING
  CORP                   COMMON STOCK  74022D100    1133     44100    SH               SHARED                          44100
R & B FALCON CORP        COMMON STOCK  74912E101     133     10000    SH               SOLE                  10000
ROSS STORES INC          COMMON STOCK  778296103    4595    256156    SH               SOLE                   9000    247156
ROSS STORES INC          COMMON STOCK  778296103    1276     71144    SH               SHARED                          71144
SAKS INC                 COMMON STOCK  79377W108     890     57206    SH               SOLE                            57206
SAKS INC                 COMMON STOCK  79377W108     210     13494    SH               SOLE                            13494
SECTOR SPDR TRUST        COMMON STOCK  81369Y803    7122    132200    SH               SHARED                         132200
SECTOR SPDR TRUST        COMMON STOCK  81369Y803    2020     37500    SH               SOLE                            37500
SIMULA INC               CONVERTIBLE   829206AB7    1023   1633000    PRN              SHARED               155000   1478000
                         BONDS
SIMULA INC               CONVERTIBLE   829206AB7     570    910000    PRN              SOLE                           910000
                         BONDS
STANDARD MOTOR PRODUCTS
   INC                   COMMON STOCK  853666105     197     12200    SH               SOLE                  12200
STANDARD MOTOR PRODUCTS
  INC                    CONVERTIBLE   853666AB1    1926   2407000    PRN              SHARED                65000   2342000
                         BONDS
STANDARD MOTOR PRODUCTS
   INC                   CONVERTIBLE   853666AB1     533    666000    PRN              SOLE                           666000


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

                         BONDS
SUIZA FOODS CORP         COMMON STOCK  865077101    3578     90300    SH               SOLE                            90300
SUIZA FOODS CORP         COMMON STOCK  865077101     864     21800    SH               SHARED                          21800
TELESPECTRUM WORLDWIDE
   INC                   COMMON STOCK  87951U109      71     10000    SH               SOLE                  10000
***TRANSPORTACION
  MARITIMA               COMMON STOCK  893868208     316     67500    SH               SOLE                  67500
TRAVELERS PROPERTY
  CASUALTY               COMMON STOCK  893939108    2332     68100    SH               SOLE                            68100
TRAVELERS PROPERTY
  CASUALTY               COMMON STOCK  893939108     664     19400    SH               SHARED                          19400
TRUE NORTH
 COMMUNICATIONS INC      COMMON STOCK  897844106    1859     41600    SH               SOLE                            41600
TRUE NORTH
  COMMUNICATIONS INC     COMMON STOCK  897844106     554     12400    SH               SHARED                          12400
UNIVERSAL FOODS CORP     COMMON STOCK  913538104    2180    107000    SH               SOLE                           107000
UNIVERSAL FOODS CORP     COMMON STOCK  913538104     591     29000    SH               SHARED                          29000
UNUMPROVIDENT CORP       COMMON STOCK  91529Y106    2457     76642    SH               SOLE                   6500     70142
UNUMPROVIDENT CORP       COMMON STOCK  91529Y106     669     20858    SH               SHARED                          20858
WEIRTON STEEL CORP       COMMON STOCK  948774104     235     34500    SH               SOLE                  34500
WILLIAMS COMPANIES INC   COMMON STOCK  969457100    1895     62000    SH               SOLE                   4000     58000
WILLIAMS COMPANIES INC   COMMON STOCK  969457100     498     16300    SH               SHARED                          16300
***ASIA PACIFIC
  RESOURCES INTL         COMMON STOCK  G05345106     117     66900    SH               SOLE                  66900
***LORAL SPACE &         COMMON STOCK  G56462107    4551    187200    SH               SOLE                  18200    169000
***LORAL SPACE &         COMMON STOCK  G56462107    1150     47300    SH               SHARED                          47300
***SBS BROADCASTING SA   FOREIGN       L8137F102    7912    162511    SH               SOLE                   7800    154711
                         COMMON STOCK
***SBS BROADCASTING SA   FOREIGN       L8137F102    2091     42943    SH               SHARED                          42943
                         COMMON STOCK
GLOBAL MARINE INC NEW    CALL          3793529AD     166     10000    SH        CALL   SOLE                  10000
WESTPOINT STEVENS INC    CALL          9612389CW     175     10000    SH        CALL   SOLE                  10000


                                                  140309                               No. of Other Managers     0

















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